Income Tax Expenses - Schedule of Reconciliation of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Reconciliation Of Tax Expense Abstract
Profit before income taxes	$ 3,619	$ 3,989	$ 5,244
Tax effects in respect of :
- Non-deductible expenses	733	671	879
Others	67	34	6
Tax expenses for the year	$ 800	$ 705	$ 885